Weighted Average Common Shares (Tables)	12 Months Ended
Sep. 30, 2011
Weighted Average Common Shares [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share Reconciliation

(SHARES IN MILLIONS)	2009	2010	2011
Basic shares outstanding	753.7	750.7	748.5
Dilutive shares	5.0	6.3	5.0
Diluted shares outstanding	758.7	757.0	753.5